Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,122	£ 1,193
Work in progress	2,286	2,381
Finished goods	2,068	1,983
Total	£ 5,476	£ 5,557